Average Annual Total Returns - Class H - Inverse NASDAQ-100 2x Strategy Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(69.71%)	(42.83%)	(38.63%)	(69.74%)	(42.84%)	(38.64%)	(41.27%)	(22.23%)	(13.16%)	48.88%	24.27%	20.63%